Accrued Liabilities (Details) - FREYR AS - USD ($) $ in Thousands	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Accrued research and development costs (Note 7)	$ 86	$ 445
Accrued professional and legal fees	810	245	$ 178
Accrued payroll and payroll related expenses	787	518	242
Accrued share-based compensation expense	0	460
Accrued other operating costs	47	485	22
Total accrued liabilities	$ 1,730	$ 2,153	$ 442